OTHER BORROWINGS	12 Months Ended
Dec. 31, 2012
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2012	2011
	(In thousands)
Advances from the Federal Home Loan Bank	$17,622	$33,384
Other	3	3
Total	$17,625	$33,387

Advances from the Federal Home Loan Bank ("FHLB") are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 136% to 200%, respectively of outstanding advances, as well as certain agency mortgage backed securities. Advances are also secured by FHLB stock that we own. As of December 31, 2012, we had unused borrowing capacity with the FHLB (subject to the FHLB's credit requirements and policies) of $156.7 million. Interest expense on advances amounted to $1.2 million, $1.4 million and $1.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. During 2012, 2011 and 2010 FHLB advances totaling $3.0 million, $33.0 million and $25.0 million, respectively were terminated with no realized gain or loss.

As a member of the FHLB, we must own FHLB stock equal to the greater of 1.0% of the unpaid principal balance of residential mortgage loans or 5.0% of our outstanding advances. At December 31, 2012, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2012		2011
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2012			$12,354	0.50%
2014	$4,240	5.73%	4,240	5.73
2016	2,413	6.55	2,505	6.55
2017	1,429	7.04	1,478	7.04
2018 and thereafter	9,540	6.53	9,807	6.53
Total fixed-rate advances	17,622	6.38	30,384	3.99

Variable-rate advances - 2014	-		3,000	0.51
Total advances	$17,622	6.38%	$33,384	3.68%

A summary of repayments of FHLB Advances at December 31, 2012, follows:

(In thousands)

2013	$441
2014	4,717
2015	515
2016	2,521
2017	1,587
2018 and thereafter	7,841
Total	$17,622

We had no repurchase agreements outstanding at December 31, 2012 or 2011. Repurchase agreements averaged $30.7 million during 2010. These securities were being held by the counterparty to the repurchase agreement. The maximum amount outstanding at any month end during 2010 was $35.0 million. Interest expense on repurchase agreements totaled $1.4 million for the year ended 2010. No repurchase agreements were prepaid during 2010.

We had no borrowings outstanding with the FRB during the years ended or at December 31, 2012, 2011 or 2010. We had unused borrowing capacity with the FRB (subject to the FRB's credit requirements and policies) of $9.5 million at December 31, 2012. Collateral for FRB borrowings are certain securities available for sale.

Assets, including securities available for sale and loans, pledged to secure other borrowings totaled $365.5 million at December 31, 2012.